Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
China Contribution Plan
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 29.7	$ 27.2	$ 18.3